Fallen Angels Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Fallen Angels Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fallen Angels Value Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.00%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		0.27%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fallen Angels Value Fund	230	709	1,215	2,605

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49.23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests in the equity securities of companies that the adviser believes to be undervalued at current market prices.  These include common stocks, preferred stocks, convertible securities, and warrants to buy common stocks.  The Fund may hold positions in the equity securities of small, medium and large capitalization companies. The Fund also may invest in shares of closed-end investment companies, as well as exchange trade funds ("ETFs").  In addition, the Fund may invest indirectly in foreign securities by either purchasing American Depositary Receipts ("ADRs") or by investing in investment companies and ETFs that hold foreign securities or ADRs.  The Fund's adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

In managing the Fund, the adviser performs detailed quantitative and qualitative research and analysis to identify "fallen angels" or, in other words, businesses whose value is not currently reflected in the price of the security and that the adviser believes have significant appreciation potential.  While the term "fallen angels" typically refers to the securities of individual companies, the adviser also uses the term to describe funds (closed-end and ETFs) that the adviser believes are undervalued.  After making investments in securities from the approved list, the adviser monitors each holding and adjusts its price targets as warranted to reflect changes in a company's fundamentals.

A negative change in the fundamental or qualitative characteristics of the company may cause the adviser to sell a security.  A security also may be sold in order to generate cash to invest in a more attractive opportunity.  Finally, the adviser may sell a security when its price approaches, meets or exceeds the adviser's estimate of its intrinsic value.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

Convertible Security Risk.  The market value of convertible securities tends to fall when interest rates rise.  The market value of convertible securities also tends to fall when the market value of the underlying common stock falls.

ETF and Investment Company Risks.  ETFs and investment companies are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and investment companies and may be higher than other mutual funds that invest directly in stocks.  ETFs and investment companies are subject to specific risks, depending on the nature of the fund.

High Portfolio Turnover Risk.  Portfolio turnover involves transactional and brokerage costs which reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund's realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Investment Style Risk.  The Fund pursues a value investing style that carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or even overvalued.

Foreign Investing Risk.  Foreign investing, through ADRs, ETFs or investment companies that hold foreign stocks, involves risks not typically associated with U.S. investments.  These risks include adverse fluctuations in foreign currency values as well as adverse political, social, economic, regulatory and tax developments.

Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Small and Medium Company Risk.  The earnings and prospects of small and medium capitalization companies are more volatile than those of larger companies.  The securities of small and medium capitalization companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Performance

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling toll-free 1-888-999-1395.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter: Quarter 2, 2009 11.47% Worst Quarter: Quarter 4, 2008 -18.65% The total return for Fund shares from January 1, 2012 to September 30, 2012 was 7.62%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2011)

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Average Annual Total Returns	1 Year	5 Years	Since Inception
Fallen Angels Value Fund - Comparison Index - Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	2.64%	(1.83%)	[1]
Fallen Angels Value Fund - Comparison Index - Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)	2.09%	0.25%	0.33%	[1]
Fallen Angels Value Fund	(10.26%)	(5.14%)	(4.92%)	[1]
Fallen Angels Value Fund Return after taxes on distributions	(10.26%)	(5.21%)	(5.01%)	[1]
Fallen Angels Value Fund Return after taxes on distributions and sale of Fund shares	(6.67%)	(4.33%)	(4.15%)	[1]
[1]	The Fallen Angels Value Fund Inception date was 11-10-2006.

Fallen Angels Income Fund
Investment Objective
The Fund seeks high current income with the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Fallen Angels Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fallen Angels Income Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.08%
Acquired Fund Fees and Expenses	[1]	0.25%
Total Annual Fund Operating Expenses		0.58%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fallen Angels Income Fund	261	802	1,370	2,915

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69.06% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests in debt and equity securities that the adviser believes to be undervalued at current market prices.  These include dividend paying common stocks, preferred stocks, closed-end income funds, royalty trusts, convertible securities, bonds, warrants to buy common stocks, and U.S. government securities.  The Fund may hold positions in the debt and equity securities of small, medium and large capitalization companies.  The Fund also may invest in shares of closed-end investment companies, as well as exchange trade funds ("ETFs").  In addition, the Fund may invest indirectly in foreign securities by either purchasing American Depositary Receipts ("ADRs") or by investing in investment companies and ETFs that hold foreign securities or ADRs.  Debt securities purchased directly by the Fund can be of any credit quality (including lower-rated debt known as high yield or junk bonds), and may be of any maturity and duration.  The Fund's adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

In managing the Fund, the adviser performs detailed quantitative and qualitative research and analysis to identify "fallen angels" or, in other words, businesses whose value is not currently reflected in the price of the security and that the adviser believes have significant appreciation potential.  While the term "fallen angels" typically refers to the securities of individual companies, the adviser also uses the term to describe funds (closed-end and ETFs) that the adviser believes are undervalued.  After making investments in securities from the approved list, the adviser monitors each holding and adjusts its price targets as warranted to reflect changes in a security's fundamentals.

A negative change in the fundamental or qualitative characteristics of the issuer may cause the adviser to sell a security.  A security also may be sold in order to generate cash to invest in a more attractive opportunity.  Finally, the adviser may sell a security when its price approaches, meets or exceeds the adviser's estimate of its intrinsic value.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

Convertible Security Risk.  The market value of convertible securities tends to fall when interest rates rise.  The market value of convertible securities also tends to fall when the market value of the underlying common stock falls.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.  High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers.

ETF and Investment Company Risks.  ETFs and investment companies are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and investment companies and may be higher than other mutual funds that invest directly in stocks.  ETFs and investment companies are subject to specific risks, depending on the nature of the fund.

Foreign Investing Risk.  Foreign investing, through ADRs, ETFs or investment companies that hold foreign stocks, involves risks not typically associated with U.S. investments.  These risks include adverse fluctuations in foreign currency values as well as adverse political, social, economic, regulatory and tax developments.

Government Risk.  If a U.S. government agency or instrumentality in which the Fund invests, defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall.

Interest Rate Risk.  If rates increase, the value of the Fund's fixed income investments generally will decline, as will the value of your investment in the Fund.

Investment Style Risk.  The Fund pursues a value investing style that carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or even overvalued.

Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Maturity Risk.  Securities with longer maturities are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Royalty Trust Risk.  The yield generated by a royalty trust is not guaranteed and developments in the oil, gas and natural resources markets will affect payouts.  In addition, natural resources are depleting assets.  Eventually, the income-producing ability of the royalty trust will be exhausted.

Small and Medium Company Risk.  The earnings and prospects of small and medium capitalization companies are more volatile than those of larger companies.  The securities of small and medium capitalization companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Performance

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling toll-free 1-888-999-1395.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter: Quarter 2, 2009 13.42% Worst Quarter: Quarter 3, 2008 -16.75% The total return for Fund shares from January 1, 2012 to September 30, 2012 was 9.21%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2011)

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  The Dow Jones Moderate Portfolio Index is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index.  Index returns assume reinvestment of dividends.

Average Annual Total Returns	1 Year	5 Years	Since Inception
Fallen Angels Income Fund - Comparison Index - Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses, or taxes)	0.38%	2.83%	3.21%	[1]
Fallen Angels Income Fund	0.79%	(0.92%)	(0.83%)	[1]
Fallen Angels Income Fund Return after taxes on distributions	(0.41%)	(2.54%)	(2.45%)	[1]
Fallen Angels Income Fund Return after taxes on distributions and sale of Fund shares	0.51%	(1.70%)	(1.62%)	[1]
[1]	The Fallen Angels Income Fund Inception date was 11-10-2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	AMM Funds
Central Index Key	dei_EntityCentralIndexKey	0001368578
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Fallen Angels Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49.23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.23%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests in the equity securities of companies that the adviser believes to be undervalued at current market prices.  These include common stocks, preferred stocks, convertible securities, and warrants to buy common stocks.  The Fund may hold positions in the equity securities of small, medium and large capitalization companies. The Fund also may invest in shares of closed-end investment companies, as well as exchange trade funds ("ETFs").  In addition, the Fund may invest indirectly in foreign securities by either purchasing American Depositary Receipts ("ADRs") or by investing in investment companies and ETFs that hold foreign securities or ADRs.  The Fund's adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

In managing the Fund, the adviser performs detailed quantitative and qualitative research and analysis to identify "fallen angels" or, in other words, businesses whose value is not currently reflected in the price of the security and that the adviser believes have significant appreciation potential.  While the term "fallen angels" typically refers to the securities of individual companies, the adviser also uses the term to describe funds (closed-end and ETFs) that the adviser believes are undervalued.  After making investments in securities from the approved list, the adviser monitors each holding and adjusts its price targets as warranted to reflect changes in a company's fundamentals.

A negative change in the fundamental or qualitative characteristics of the company may cause the adviser to sell a security.  A security also may be sold in order to generate cash to invest in a more attractive opportunity.  Finally, the adviser may sell a security when its price approaches, meets or exceeds the adviser's estimate of its intrinsic value.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

Convertible Security Risk.  The market value of convertible securities tends to fall when interest rates rise.  The market value of convertible securities also tends to fall when the market value of the underlying common stock falls.

ETF and Investment Company Risks.  ETFs and investment companies are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and investment companies and may be higher than other mutual funds that invest directly in stocks.  ETFs and investment companies are subject to specific risks, depending on the nature of the fund.

High Portfolio Turnover Risk.  Portfolio turnover involves transactional and brokerage costs which reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund's realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Investment Style Risk.  The Fund pursues a value investing style that carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or even overvalued.

Foreign Investing Risk.  Foreign investing, through ADRs, ETFs or investment companies that hold foreign stocks, involves risks not typically associated with U.S. investments.  These risks include adverse fluctuations in foreign currency values as well as adverse political, social, economic, regulatory and tax developments.

Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Small and Medium Company Risk.  The earnings and prospects of small and medium capitalization companies are more volatile than those of larger companies.  The securities of small and medium capitalization companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling toll-free 1-888-999-1395.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-999-1395
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Years Ended December 31
Annual Return 2007	rr_AnnualReturn2007	1.12%
Annual Return 2008	rr_AnnualReturn2008	(31.31%)
Annual Return 2009	rr_AnnualReturn2009	17.80%
Annual Return 2010	rr_AnnualReturn2010	4.56%
Annual Return 2011	rr_AnnualReturn2011	(10.26%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter 2, 2009 11.47% Worst Quarter: Quarter 4, 2008 -18.65% The total return for Fund shares from January 1, 2012 to September 30, 2012 was 7.62%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.65%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Fallen Angels Value Fund | - Comparison Index - Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.83%)	[2]
Fallen Angels Value Fund | - Comparison Index - Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%	[2]
Fallen Angels Value Fund | Fallen Angels Value Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	230
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,605
1 Year	rr_AverageAnnualReturnYear01	(10.26%)
5 Years	rr_AverageAnnualReturnYear05	(5.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.92%)	[2]
Fallen Angels Value Fund | Fallen Angels Value Fund | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.26%)
5 Years	rr_AverageAnnualReturnYear05	(5.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.01%)	[2]
Fallen Angels Value Fund | Fallen Angels Value Fund | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.67%)
5 Years	rr_AverageAnnualReturnYear05	(4.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.15%)	[2]
Fallen Angels Income Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69.06% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.06%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests in debt and equity securities that the adviser believes to be undervalued at current market prices.  These include dividend paying common stocks, preferred stocks, closed-end income funds, royalty trusts, convertible securities, bonds, warrants to buy common stocks, and U.S. government securities.  The Fund may hold positions in the debt and equity securities of small, medium and large capitalization companies.  The Fund also may invest in shares of closed-end investment companies, as well as exchange trade funds ("ETFs").  In addition, the Fund may invest indirectly in foreign securities by either purchasing American Depositary Receipts ("ADRs") or by investing in investment companies and ETFs that hold foreign securities or ADRs.  Debt securities purchased directly by the Fund can be of any credit quality (including lower-rated debt known as high yield or junk bonds), and may be of any maturity and duration.  The Fund's adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

In managing the Fund, the adviser performs detailed quantitative and qualitative research and analysis to identify "fallen angels" or, in other words, businesses whose value is not currently reflected in the price of the security and that the adviser believes have significant appreciation potential.  While the term "fallen angels" typically refers to the securities of individual companies, the adviser also uses the term to describe funds (closed-end and ETFs) that the adviser believes are undervalued.  After making investments in securities from the approved list, the adviser monitors each holding and adjusts its price targets as warranted to reflect changes in a security's fundamentals.

A negative change in the fundamental or qualitative characteristics of the issuer may cause the adviser to sell a security.  A security also may be sold in order to generate cash to invest in a more attractive opportunity.  Finally, the adviser may sell a security when its price approaches, meets or exceeds the adviser's estimate of its intrinsic value.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

Convertible Security Risk.  The market value of convertible securities tends to fall when interest rates rise.  The market value of convertible securities also tends to fall when the market value of the underlying common stock falls.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.  High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers.

ETF and Investment Company Risks.  ETFs and investment companies are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and investment companies and may be higher than other mutual funds that invest directly in stocks.  ETFs and investment companies are subject to specific risks, depending on the nature of the fund.

Foreign Investing Risk.  Foreign investing, through ADRs, ETFs or investment companies that hold foreign stocks, involves risks not typically associated with U.S. investments.  These risks include adverse fluctuations in foreign currency values as well as adverse political, social, economic, regulatory and tax developments.

Government Risk.  If a U.S. government agency or instrumentality in which the Fund invests, defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall.

Interest Rate Risk.  If rates increase, the value of the Fund's fixed income investments generally will decline, as will the value of your investment in the Fund.

Investment Style Risk.  The Fund pursues a value investing style that carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or even overvalued.

Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Maturity Risk.  Securities with longer maturities are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Royalty Trust Risk.  The yield generated by a royalty trust is not guaranteed and developments in the oil, gas and natural resources markets will affect payouts.  In addition, natural resources are depleting assets.  Eventually, the income-producing ability of the royalty trust will be exhausted.

Small and Medium Company Risk.  The earnings and prospects of small and medium capitalization companies are more volatile than those of larger companies.  The securities of small and medium capitalization companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling toll-free 1-888-999-1395.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-999-1395
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Years Ended December 31
Annual Return 2007	rr_AnnualReturn2007	(6.58%)
Annual Return 2008	rr_AnnualReturn2008	(29.17%)
Annual Return 2009	rr_AnnualReturn2009	28.79%
Annual Return 2010	rr_AnnualReturn2010	11.17%
Annual Return 2011	rr_AnnualReturn2011	0.79%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Quarter 2, 2009 13.42% Worst Quarter: Quarter 3, 2008 -16.75% The total return for Fund shares from January 1, 2012 to September 30, 2012 was 9.21%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.75%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  The Dow Jones Moderate Portfolio Index is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index.  Index returns assume reinvestment of dividends.

Fallen Angels Income Fund | - Comparison Index - Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.38%
5 Years	rr_AverageAnnualReturnYear05	2.83%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%	[3]
Fallen Angels Income Fund | Fallen Angels Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	802
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,370
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,915
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	(0.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)	[3]
Fallen Angels Income Fund | Fallen Angels Income Fund | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.41%)
5 Years	rr_AverageAnnualReturnYear05	(2.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.45%)	[3]
Fallen Angels Income Fund | Fallen Angels Income Fund | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	(1.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.62%)	[3]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fallen Angels Value Fund Inception date was 11-10-2006.
[3]	The Fallen Angels Income Fund Inception date was 11-10-2006.